LIQUIDITY AND GOING CONCERN	10 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

2.	LIQUIDITY AND GOING CONCERN

Since inception, the Company has not generated operating revenues. As of March 31, 2026, the Company had approximately $23,820 in cash held in bank accounts, was in a negative working capital position, and had incurred cumulative losses of $88,276. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year from the date these consolidated financial statements are issued, September 10, 2026.

Management’s plans to address these conditions include seeking additional debt and equity financing in the United States (“U.S.”) capital markets and pursuing the completion of the contemplated merger transaction (discussed in Note 1) to support the Company’s working capital requirements and future operations. The Company’s future operating results are subject to various risks and uncertainties, and there can be no assurance that the Company will be able to reduce or eliminate its net losses in the foreseeable future. The Company’s ability to continue as a going concern depends on its ability to successfully execute its business plan, generate sufficient revenues and operating cash flows, and, as necessary, obtain additional financing to meet its obligations as they become due. There can be no assurance that the Company will be successful in generating sufficient revenues or cash flows from operations or obtaining additional financing on acceptable terms, or at all, to fund its ongoing operations and satisfy its obligations.

After consideration of management’s plans, substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance date of these consolidated financial statements remains as of September 10, 2026.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.